Group Statement of Comprehensive Income - ZAR (R)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	R (1,012,000,000)	R 5,124,000,000	R (850,000,000)
Other comprehensive income for the year, net of income tax	202,000,000	3,251,000,000	(1,958,000,000)
Items that may be reclassified subsequently to profit or loss	171,000,000	3,233,000,000	(1,998,000,000)
Foreign exchange translation gain/(loss)	742,000,000	(1,234,000,000)	1,199,000,000
Remeasurement of gold hedging contracts	(571,000,000)	4,467,000,000	(3,197,000,000)
Items that will not be reclassified to profit or loss	31,000,000	18,000,000	40,000,000
Total comprehensive income for the year	(810,000,000)	8,375,000,000	(2,808,000,000)
Attributable to:
Non-controlling interest	40,000,000	58,000,000	12,000,000
Owners of the parent	R (850,000,000)	R 8,317,000,000	R (2,820,000,000)